Cover	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2024
Entity File Number	001-40569
Entity Registrant Name	Standard Lithium Ltd.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	2800
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Suite 1625, 1075 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 3C9
City Area Code	604
Local Phone Number	409-8154
Title of 12(b) Security	Common Shares
Annual Information Form	true
Audited Annual Financial Statements	true
Document Financial Statement Error Correction [Flag]	false
Entity Common Stock, Shares Outstanding	183,915,256
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001537137
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Auditor Location	Vancouver, Canada
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	1015 15th Street N.W., Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133